Organization and Principal Activities - Additional Information (Details) - CNY (¥)		12 Months Ended
	Oct. 13, 2017	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2019	Sep. 23, 2019
Exclusive Technology Support and Consulting Services Agreement Between Jifen VIE and Quyun WFOE
Variable Interest Entity [Line Items]
Agreement expiration term	10 years
Agreement notice period	30 days
Service fee paid and payable		¥ 0	¥ 0	¥ 0
Exclusive Option Agreement Among Jifen VIE, Quyun WFOE and Each of Jifen VIE shareholders
Variable Interest Entity [Line Items]
Agreement expiration term	10 years
Agreement notice period	30 days
Voting Rights Proxy Agreement Among Jifen VIE, Quyun WFOE and Each of Jifen VIE Shareholders
Variable Interest Entity [Line Items]
Agreement expiration term	10 years
Agreement notice period	30 days
Agreement automatic renewal term	1 year
Loan Agreement Between Quyun WFOE and Jifen VIE
Variable Interest Entity [Line Items]
Maturity period of loan		10 years
The Paper
Variable Interest Entity [Line Items]
Equity interests percentage					1.00%	1.00%
InfoUniversal
Variable Interest Entity [Line Items]
Ownership percentage		100.00%
InfoUniversal | Quyun WFOE
Variable Interest Entity [Line Items]
Ownership percentage	100.00%